Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Changes in Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 502,829		₩ 435,107
Acquisition		14,060		9,451
Disposal		(5,332)		0
Valuation		(9,970)		61,860
Others		856		(3,589)
Ending Balance		502,443		502,829
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		300,057		273,826
Acquisition		430		0
Disposal		0		0
Valuation		(15,433)		28,585
Others		0		(2,354)
Ending Balance		285,054		300,057
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		202,243	[1]	160,790
Acquisition		9,550		9,451
Disposal		(5,332)		0
Valuation		5,445		33,237
Others		856		(1,235)
Ending Balance	[1]	212,762		202,243
Corporate bond
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		529		491
Acquisition		4,080		0
Disposal		0		0
Valuation		18		38
Others		0		0
Ending Balance		4,627		529
Listed and unlisted equity securties
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		502,300		434,616
Acquisition		9,980		9,451
Disposal		(5,332)		0
Valuation		(9,988)		61,822
Others		856		(3,589)
Ending Balance		497,816		502,300
Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Valuation		0		0
Others		0		0
Ending Balance		0		0
Non-Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		502,829		435,107
Acquisition		14,060		9,451
Disposal		(5,332)		0
Valuation		(9,970)		61,860
Others		856		(3,589)
Ending Balance		₩ 502,443		₩ 502,829

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.